Net Foreign Exchange Gain (Loss) - Schedule of Net Foreign Exchange Gains (Losses) (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net foreign exchange gain (loss)
Gain (loss) on net foreign currency exchange positions	$ (64,278)	$ 131,196	$ (30,191)
Other foreign currency exchange gains (losses)	5,421	1,537	1,202
Subtotals	(58,857)	132,733	(28,989)
Net exchange rate adjustments gain (loss)
Adjustments for loans and accounts receivable from customers	93	(82)	14
Adjustment for investment instruments	105	(824)	(121)
Adjustments to deposits and saving account	(322)		10
Adjustment for other assets and liabilities		1,385
Net gain (loss) from hedge accounting	41,016	(87,047)	(19,762)
Subtotals	40,892	(86,568)	(19,859)
Totals	$ (17,965)	$ 46,165	$ (48,848)